Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Operational Segment

The information by operational segment are as follows:

	Six-month period ended June 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	5,853,896	4,305,590	11,573,513	4,072,239	8,913,876	3,098,047	260,520	38,077,681	(794,802)	37,282,879
Adjusted EBITDA(1)	356,195	627,749	19,184	553,553	1,283,399	349,728	3,693	3,193,501	(1,324)	3,192,177
	Six-month period ended June 30, 2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	5,173,221	4,070,854	11,076,939	3,585,022	8,466,919	2,903,667	501,497	35,778,119	(1,038,807)	34,739,312
Adjusted EBITDA(1)	193,550	113,093	109,849	122,624	644,047	140,084	(3,016)	1,320,231	(1,188)	1,319,043
	Three-month period ended June 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	2,980,000	2,222,493	5,992,414	2,161,888	4,555,765	1,651,683	96,065	19,660,308	(376,141)	19,284,167
Adjusted EBITDA(1)	226,310	387,091	28,996	240,257	782,752	225,760	3,679	1,894,845	(645)	1,894,200
	Three-month period ended June 30, 2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	2,824,711	2,082,339	5,810,550	1,776,872	4,304,794	1,508,962	256,938	18,565,166	(513,098)	18,052,068
Adjusted EBITDA(1)	136,458	84,803	87,549	78,024	375,347	143,484	(2,282)	903,383	(609)	902,774

(*)      Includes intercompany and intersegment transactions.

(1)    The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows below:

The information by operating segment are as follows:
	2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	11,141,171	8,272,546	23,303,052	7,713,828	17,347,956	6,209,012	893,459	74,881,024	(1,962,901)	72,918,123
Adjusted EBITDA(1)	469,250	364,494	114,236	526,949	1,536,039	454,707	(5,207)	3,460,468	(2,583)	3,457,885
	2022
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	11,414,350	8,324,233	22,069,092	8,153,051	17,455,092	6,323,297	842,036	74,581,151	(1,967,241)	72,613,910
Adjusted EBITDA(1)	468,933	896,744	2,081,676	756,284	2,084,557	443,880	(7,887)	6,724,187	(2,182)	6,722,005
	2021
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	9,989,966	6,773,847	21,443,400	7,626,244	14,765,111	5,344,942	712,984	66,656,494	(1,613,788)	65,042,706
Adjusted EBITDA(1)	431,868	714,668	4,511,948	786,007	1,691,656	327,573	24,729	8,488,449	(2,033)	8,486,416

(*)      Includes intercompany and intersegment transactions.

Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows below:
	Six-month period ended June 30,		Three-month period ended June 30,
	2024	2023	2024	2023
Profit (loss) before taxes	904,618	(439,546)	536,969	(25,870)
Share of profit of equity-accounted investees, net of tax	4,128	(5,807)	(2,404)	(3,031)
Net finance expense	948,363	636,027	599,618	336,852
Depreciation and amortization	1,090,778	1,035,865	546,272	536,727
Antitrust agreements(1)	80,277	31,700	75,585	18,000
Donations and social programs(2)	14,580	7,386	4,785	4,655
Impairment of assets	—	21,745	—	918
Restructuring(3)	52,156	43,757	37,199	32,854
Rio Grande do Sul claim(4)	6,221	—	6,221	—
Fiscal payments – Special Program(5)	81,766	—	81,766	—
Other operating income (expense), net(6)	9,290	(12,084)	8,189	1,669
Elimination	1,324	1,188	645	609
Total Adjusted EBITDA for reportable segments	3,193,501	1,320,231	1,894,845	903,383

(1)     Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 18 — Provisions for legal proceedings.

(2)     Refers to the donations, as described in Note 24 — Expenses by nature.

(3)      Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.

(4)      Refers to the claim resulting from flooding that occurred in Rio Grande do Sul.

(5)     Refers to the special program for payment of tax processes with exemption from fines and reduction of interest.

(6)     Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, marketing of social programs, insurance recovery, among others.

The Adjusted EBITDA is reconciled with the consolidated Profit (loss) before taxes, as follows below:
	2023	2022	2021
Profit (loss) before taxes	(259,728)	3,553,493	5,062,768
Share of profit of equity account investees	(9,537)	(11,800)	(17,178)
Net finance expense	1,353,405	1,241,698	938,479
Depreciation and amortization	2,149,066	1,907,923	1,673,216
Antitrust agreements(1)	102,500	101,447	792,700
Donations and social programs(2)	18,166	23,942	27,311
J&F Leniency expenses refund(3)	—	(93,786)	—
Impairment of assets(4)	26,268	17,396	—
Restructuring(5)	53,275	—	—
Other operating income (expense), net(6)	24,470	(18,308)	9,120
Elimination	2,583	2,182	2,033
Total Adjusted EBITDA for operating segments	3,460,468	6,724,187	8,488,449

(1)      Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 — Provisions for legal proceedings.

(2)      Refers to the donations, as described in Note 26 — Expenses by nature.

(3)      Refers to the amount that J&F agreed to pay to JBS in connection with the settlement agreement between the parties to Arbitration Proceeding No. 186/21, net of PIS/COFINS social contribution tax.

(4)      Refers to the impairment of assets related to Planterra’s plant closure during the year ended at 2023.

(5)      Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.

(6)      Refers to various adjustments, mainly abroad, such as expenses related to acquisitions, insurance indemnities, among others.

Schedule of Net Revenue and Total Assets Based on Geography

Below is net revenue and total assets based on geography, presented for supplemental information.

	Six-month period ended June 30, 2024
	North and Central America(2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination(1)	Total
Net revenue	21,983,600	10,289,621	2,821,643	2,981,113	176,250	38,252,227	(969,348)	37,282,879
Total assets	17,550,611	15,737,081	3,951,588	5,290,879	276,458	42,806,617	(3,308,904)	39,497,713
	Six-month period ended June 30, 2023
	North and Central America(2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination(1)	Total
Net revenue	20,642,749	8,606,199	2,680,821	2,943,085	110,398	34,983,252	(243,940)	34,739,312
Total assets	29,049,438	18,188,982	3,625,247	5,310,471	1,569,431	57,743,569	(16,586,762)	41,156,807
	Three-month period ended June 30, 2024
	North and Central America(2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination(1)	Total
Net revenue	11,415,110	5,266,931	1,504,948	1,518,072	95,241	19,800,302	(516,135)	19,284,167
	Three-month period ended June 30, 2023
	North and Central America(2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination(1)	Total
Net revenue	10,775,276	4,610,688	1,286,116	1,513,273	49,604	18,234,957	(182,889)	18,052,068

(1)      Includes intercompany and intersegment transactions.

(2)      Including the holdings located in Europe that are part of the North American operation.

Below is net revenue and total assets based on geography, presented for supplemental information.
	2023
	North and Central America(2)	South America	Australia	Europe	Others	Total	Intercompany elimination(1)	Total
Net revenue	43,121,198	18,160,466	5,771,385	5,979,750	264,904	73,297,703	(379,579)	72,918,124
Total assets	17,525,543	17,674,813	5,771,385	5,896,287	2,088,347	48,956,375	(6,378,541)	42,577,834
	2022
	North and Central America(2)	South America	Australia	Europe	Others	Total	Intercompany elimination(1)	Total
Net revenue	42,934,979	19,022,041	6,373,122	5,588,847	189,715	74,108,704	(1,494,794)	72,613,910
Total assets	28,967,943	16,883,845	3,611,682	5,036,017	2,158,279	56,657,766	(16,772,255)	39,885,511
	2021
	North and Central America(2)	South America	Australia	Europe	Others	Total	Intercompany elimination(1)	Total
Net revenue	43,834,755	16,763,813	5,344,942	597,098	115,886	66,656,494	(1,613,788)	65,042,706
Total assets	23,641,965	15,778,101	3,520,751	5,042,651	2,082,577	50,066,045	(12,927,637)	37,138,408

(1)      Includes intercompany and intersegment transactions.

(2)      Including the holdings located in Europe that are part of the North American operation.